Current and deferred income tax	12 Months Ended
Dec. 31, 2022
Current And Deferred Income Tax
Current and deferred income tax

11  Current and deferred income tax

Accounting policy

The current income tax is calculated based on the tax laws enacted or substantively enacted as of the balance sheet date in the countries where the Company’s entities operate and generate taxable income. Management periodically evaluates positions taken by the Company in the taxes on income returns with respect to situations in which the applicable tax regulations are subject to interpretation.

It establishes provisions, where appropriate, considering amounts expected to be paid to the tax authorities.

The current income tax is presented net, separated by tax paying entity, in liabilities when there are amounts payable, or in assets when the amounts prepaid exceed the total amount due on the reporting date.

Deferred income tax is provided in full, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction affects neither the accounting nor the taxable income or loss. Deferred income tax is determined using tax rates (and laws), of the Company’s entities, that have been enacted or substantially enacted at the end of the reporting period and that are expected to be applied when the related deferred income tax asset is realized, or the deferred income tax liability is settled.

Deferred tax assets are recognized only to the extent it is probable that future taxable income will be available against which the temporary deductible differences and/or tax losses can be utilized. Deferred tax assets and liabilities are offset when there is a legally enforceable right and an intention to offset them in the calculation of current taxes, generally when they are related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amounts and tax bases of investments in foreign operations where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not be reversed in the foreseeable future.

Critical accounting estimates, assumptions and judgments

The Company is subject to income tax in all countries in which it operates where uncertainties arise in the application of complex tax regulations. Significant estimates, assumptions and judgments are required to determine the amount of deferred tax assets that would be recovered since this amount may be affected by factors including, but not limited to: (i) internal assumptions on the projected taxable income, which are based on production and sales planning, commodity prices, operational costs and planned capital costs; (ii) macroeconomic environment; and (iii) trade and tax scenarios.

In addition, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company also exercises judgment in the identification of these uncertainties over income tax treatments which could impact the consolidated financial statements as the Company operates in a complex multinational environment.

The Company and its subsidiaries are subject to reviews of income tax filings and other tax payments, and disputes can arise with the tax authorities over the interpretation of the applicable laws and regulations.

(a)	Reconciliation of income tax (expense) benefit

	2022	2021	2020
Income (loss) before income tax	227,377	309,291	(676,658)
Statutory income tax rate	24.94%	24.94%	24.94%

Income tax (expense) benefit at statutory rate	(56,708)	(77,137)	168,759
ICMS tax incentives permanent difference – note 9	19,277	24,463	-
Tax effects of translation of non-monetary assets/liabilities to functional currency	6,279	(32,998)	(28,174)
Withholding tax over subsidiary capital reduction (i)	(5,263)	(10,526)	-
Impairment of goodwill	(18,247)	-	(78,866)
Special mining levy and special mining tax	(13,321)	(17,279)	(5,909)
Difference in tax rate of subsidiaries outside Luxembourg (ii)	(10,319)	(3,179)	36,390
Unrecognized deferred tax on net operating losses (iii)	(66,069)	(36,577)	(35,849)
Other permanent tax differences	(6,612)	29	(32,199)
Income tax (expense) benefit	(150,983)	(153,204)	24,152

Current	(146,869)	(122,081)	(63,192)
Deferred	(4,114)	(31,123)	87,344
Income tax (expense) benefit	(150,983)	(153,204)	24,152

(i)	On July 13, 2022, NEXA and the other shareholders of NEXA CJM approved a capital reduction of USD 105,350 (2021: USD 210,703), which was paid on August 30, 2022. Given this capital reduction, the Company recognized USD 5,263 of tax expenses (2021: USD 10,526) given that the tax withheld by NEXA CJM on the corresponding participation of NEXA in its capital was considered as not recoverable.
(ii)	NEXA’s subsidiaries had a higher taxable profit in 2022 which explains their higher income tax for the year.
(iii)	On December 31, 2022, Nexa has not recognized deferred tax on net operating losses over a taxable basis of USD 211,780 (2021: USD 134,156), after an assessment made by management considering the future recoverability of these net operating losses.

(b)     Analysis of deferred income tax assets and liabilities

	2022	2021
Tax credits on net operating losses (i)	127,016	116,284

Uncertain income tax treatments	(10,980)	(5,279)
Tax credits on temporary differences
Environmental liabilities	15,764	13,923
Asset retirement obligations	18,175	17,698
Inventory provisions	10,569	7,224
Tax, labor and civil provisions	8,882	7,797
Provision for employee benefits	7,099	7,138
Revaluation of derivative financial instruments	754	506
Other	12,144	15,652

Tax debits on temporary differences
Capitalized interest	(10,504)	(9,261)
Foreign exchange gains	(25,542)	(16,365)
Depreciation, amortization and asset impairment	(178,041)	(189,799)
Other	(7,852)	(5,896)
	(32,516)	(40,378)

Deferred income tax assets	166,983	168,205
Deferred income tax liabilities	(199,499)	(208,583)
	(32,516)	(40,378)
(i)	As a result of adopting the Law described in note 9, there was also an increase in the amount of USD 19,277 in the balance of tax losses for the year, amount which is included in the tax credits on net operating losses.

(c)	Effects of deferred tax on income statement and other comprehensive income

	2022	2021	2020
Balance at the beginning of the year	(40,378)	3,188	(48,212)
Effect on income (loss) for the year	(4,114)	(31,123)	87,344
Effect on other comprehensive income (loss) – Fair value adjustment	820	(2,536)	13
Prior years uncertain income tax treatment payment	1,923	-	4,706
Effect on other comprehensive income – Translation effect included in Cumulative translation adjustment	8,481	(9,907)	(40,663)
Derecognition of Nexa’s share of Enercan's deferred income taxes - note 4 (ii)	3,338	-	-
Others movements of deferred income tax	(2,586)	-	-
Balance at the end of the year	(32,516)	(40,378)	3,188

(d)     Summary of uncertain tax positions on income tax

There are discussions and ongoing disputes with tax authorities related to uncertain tax positions adopted by the Company in the calculation of its income tax, and for which management, supported by its legal counsel, concluded that the risk of loss is not more likely to occur, and then, it is not probable that an outflow of resources will be required. In such cases, a provision is not recognized. As of December 31, 2022, the main legal proceedings are related to: (i) the interpretation of the application of Cerro Lindo´s stability agreement; and (ii) the carryforward calculation of net operating losses. The estimated amount of these contingent liabilities on December 31, 2022 is USD 349,322 which increased compared to that estimated on December 31, 2021 of USD 134,804, mainly due to the closing of tax audits in Peru and the beginning of certain administrative proceedings in 2022 regarding (i) the stability agreement of Cerro Lindo for the years 2014, 2015 and 2016; and (ii) the result of the Nexa CJM tax audit regarding income tax and transfer pricing for the fiscal year 2016.